Subsequent Events (Narrative) (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended
	Jun. 13, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	May 29, 2014	Jan. 31, 2015	Feb. 04, 2015	May 02, 2014
Subsequent Event [Line Items]
Preferred stock, shares authorized		2,500,000		2,500,000	2,500,000
Gross proceeds from issuance of preferred stock and warrants	$ 839,600
Net proceeds from issuance of preferred stock and warrants	628,700
Stock issued, shares		279,280
Warrants issued to purchase shares		2,234,240
Exercise price of warrants		$ 0.50
Preferred Stock, Par Or Stated Value Per Share		$ 0.001		$ 0.001	$ 0.001
Debt Instrument, Face Amount		1,793,000
Debt Instrument, Convertible, Conversion Price		$ 10.80
Debt Conversion, Converted Instrument, Amount		0	4,127,202	4,127,201	0
Preferred Stock, Shares Outstanding				0	0
Class of Warrant or Right, Outstanding		3,543,104		262,856	312,856
Preferred Stock, Liquidation Preference Per Share		$ 12.00
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Proceeds from Notes Payable		615,000	0
Emergent Financial Group, Inc. [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding				638,646
Investor [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Outstanding				233,572
Class of Warrant or Right, Outstanding				1,868,576
5% Bridge Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				1,793,000
Debt Instrument, Convertible, Conversion Price				$ 10.80
Debt Conversion, Converted Instrument, Amount	1,743,000
7% Bridge Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		7.00%
Subscription Agreement [Member] | 5% Bridge Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Commission Fee, Percentage						3.00%
Debt Conversion, Nonaccountable Finance Fee, Percentage						1.00%
Legal Fees						40,000
Subscription Agreement [Member] | 5% Bridge Notes [Member] | Emergent Financial Group, Inc. [Member]
Subsequent Event [Line Items]
Exercise price of warrants						$ 0.50
Debt Conversion, Commission Fee, Percentage						10.00%
Debt Conversion, Nonaccountable Finance Fee, Percentage						3.00%
Subscription Agreement [Member] | 5% Bridge Notes [Member] | Jerrell Shelton And Gbr Investments Llc [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount						220,000
Class A Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued, shares	69,964
Warrants issued to purchase shares	559,712
Exercise price of warrants	$ 0.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	8
Class A Preferred Stock [Member] | 5% Bridge Notes [Member] | Emergent Financial Group, Inc. [Member]
Subsequent Event [Line Items]
Stock issued, shares	163,608
Warrants issued to purchase shares	1,308,864
Exercise price of warrants	$ 0.50
Class A Preferred Stock [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Exercise price of warrants	$ 0.50
Investment Warrants Expiration Date	Mar. 31, 2019
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants issued to purchase shares							2,162,500
Subsequent Event [Member] | Emergent Financial Group, Inc. [Member]
Subsequent Event [Line Items]
Preferred Stock, Preference Payment Per Share									$ 12.00
Subsequent Event [Member] | 5% Bridge Notes [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share				$ 12.00
Subsequent Event [Member] | 7% Bridge Notes [Member]
Subsequent Event [Line Items]
Warrants issued to purchase shares							625,000
Exercise price of warrants							$ 0.50
Debt Instrument, Face Amount							865,000
Debt Instrument, Interest Rate, Stated Percentage							7.00%
Proceeds from Notes Payable							250,000
Repayments of Notes Payable							113,475
Subsequent Event [Member] | Class A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized									800,000
Gross proceeds from issuance of preferred stock and warrants								142,350
Net proceeds from issuance of preferred stock and warrants								$ 123,800
Stock issued, shares								11,862
Warrants issued to purchase shares								94,896
Exercise price of warrants								$ 0.50
Preferred Stock, Par Or Stated Value Per Share									$ 0.001
Preferred Stock, Dividends Per Share, Declared									$ 0.96
Convertible Preferred Stock, Conversion Price Per Dividend									$ 0.40
Preferred Stock, Redemption Price Per Share									$ 12.00
Preferred Stock, Liquidation Preference Per Share									$ 12